Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
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Goodwill and Intangible Assets, Net

16)	GOODWILL AND INTANGIBLE ASSETS, NET

16.1)	BALANCES AND CHANGES DURING THE PERIOD
As of December 31, 2022 and 2021, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

	2022			2021
	Cost	Accumulated amortization	Carrying amount	Cost	Accumulated amortization	Carrying amount
Intangible assets of indefinite useful life:
Goodwill	$7,538	—	7,538	$7,984	—	7,984
Intangible assets of definite useful life:
Extraction rights	1,729	(452)	1,277	1,781	(431)	1,350
Industrial property and trademarks	32	(15)	17	45	(22)	23
Customer relationships	196	(196)	—	196	(196)	—
Mining projects	39	(6)	33	52	(7)	45
Internally developed software	820	(534)	286	689	(461)	228
Other intangible assets	305	(163)	142	351	(218)	133

	$10,659	(1,366)	9,293	$11,098	(1,335)	9,763

Changes in consolidated goodwill for the years ended December 31, 2022, 2021 and 2020, were as follows:

	2022	2021	2020
Balance at beginning of period	$7,984	8,506	9,562
Impairment losses (notes 7 and 16.2)	(365)	(440)	(1,020)
Business combinations (note 4.1)	4	5	2
Reclassification to assets held for sale (notes 4.2 and 13)	—	(2)	(9)
Foreign currency translation effects	(85)	(85)	(29)

Balance at end of period	$7,538	7,984	8,506

Changes in intangible assets of definite life in 2022, 2021 and 2020, were as follows:

	2022
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total
Balance at beginning of period	$1,350	23	45	228	133	1,779
Amortization for the period	(44)	(7)	(1)	(73)	(13)	(138)
Additions (decreases), net 1	(10)	—	(10)	136	35	151
Foreign currency translation effects	(19)	1	(1)	(5)	(13)	(37)

Balance at the end of period	$1,277	17	33	286	142	1,755

	2021
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total	2020
Balance at beginning of period	$1,358	24	43	213	108	1,746	2,028
Impairment losses (note 7)	—	—	—	(49)	(4)	(53)	(194)
Amortization for the period	(24)	(2)	(1)	(71)	(21)	(119)	(130)
Additions (decreases), net 1	27	—	2	132	31	192	53
Business combinations (note 4.1)	—	—	—	—	—	—	7
Foreign currency translation effects	(11)	1	1	3	19	13	(18)

Balance at the end of period	$1,350	23	45	228	133	1,779	1,746

1
Includes the capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of operations over a period ranging from 3 to 5 years.

In 2021, CEMEX recognized impairment losses in connection with its internally developed software of $49 considering certain obsolescence generated by the significant replacement of the applications platform during the period. In 2020, in connection with the idle status of North Brooksville plant in the United States, CEMEX also recognized a non-cash
impairment charge of $181 associated with the operating permits related to such plant considering that the book value of such permits will not be recovered through normal use before their expiration and $13 of other intangible assets.

16.2)	ANALYSIS OF GOODWILL IMPAIRMENT
Based on IFRS, CEMEX analyses the possible impairment of goodwill mandatorily at least once a year, determination made during the last quarter, or additionally at any interim date when impairment indicators exist, by means of determining the value in use of its groups of Cash Generating Units (“CGUs”) to which goodwill balances have been allocated. The value in use represents the discounted cash flows projections of each CGU for the next five years using risk adjusted discount rates.
In 2022, as part of the mandatory impairment tests during the fourth quarter, CEMEX recognized within Other expenses, net (note 7), non-cash
goodwill impairment losses for an aggregate amount of $365, of which, $273 correspond to the operating segment in the United States and $92 correspond to the operating segment in Spain. In both cases, the related book value of the operating segment exceeded the corresponding value in use. The impairment losses in 2022 are mainly related to the significant increase in the discount rates as compared to 2021 and the resulting significant decrease in the Company’s projected cash flows in these segments considering the global high inflationary environment, which increased the risk-free rates, and the material increase in the funding cost observed in the industry during the period. These negative effects more than offset the expected improvements in the estimated Operating EBITDA generation in both the United States and Spain.
During 2021 and 2020, in addition to the mandatory goodwill impairment tests at year end, considering the then negative effects and aftermath of the
COVID-19
Pandemic, as well as the high uncertainty and lack of visibility in relation to the duration and consequences in the different markets where the Company operates, management considered that impairment indicators occurred during the third quarter of 2021 and 2020 in its operating segments in Spain and the United Arab Emirates (“UAE”) in 2021, and in the United States, Spain, Egypt and the United Arab Emirates in 2020, and consequently carried out impairment analyses of goodwill as of September 30, 2021 and 2020 in these operating segments.
As a result of these impairment analyses, in the third quarter of 2021 and 2020, the Company recognized within Other expenses, net (note 7) in the statement of operations, non-cash
goodwill impairment losses for aggregate amounts of $440 and $1,020, respectively, related, in 2021, to the operating segments in Spain of $317, UAE of $96 as well as $27 related to Neoris due to reorganization, and in 2020, related entirely with its operating segment in the United States. No other impairment test of goodwill as of September 30, 2021 and 2020 resulted in additional goodwill impairment losses. Furthermore, CEMEX did not determine additional impairment losses in its mandatory goodwill impairment test as of December 31, 2021 and 2020 in any of the groups of CGUs to which goodwill balances have been allocated.
In 2021, the impairment losses in Spain and UAE referred closely to disruptions in the supply chains that have generated increases in the estimated production and transportation costs that are considered will be sustained in the mid-term.
These negative effects significantly reduced the projected Operating EBITDA as a result of the aforementioned increases in costs and the corresponding value in use of the reporting segments in Spain and UAE as of September 30, 2021 as compared to the valuations determined as of December 31, 2020. Discount rates and long-term growth rates remained unchanged, which were 7.7% and 1.5% in Spain, respectively, as well as 8.3% and 2.6% in UAE, respectively.
In 2020, the perceived high volatility, lack of visibility and reduced outlook associated with the effects of the
COVID-19
Pandemic made CEMEX reduce its cash-flows projections in the United States from
7
to
5
years as well as reduce its long-term growth rate from 2.5% to 2%. Such changes significantly reduced the value in use as of September 30, 2020, which decreased by 25.7% as compared to December 31, 2019. Of this reduction, almost 52% was related to the decrease of two years in the cash flows projections, almost one third resulted from the reduction in the long-term growth rate used to determine the terminal value which changed from 2.5% in 2019 to 2.0% as of September 30, 2020, and the difference resulted from the slowdown of sales growth over the projected years, partially compensated by a positive effect associated with the reduction in the discount rate which decreased from 7.8% in 2019 to 7.7% as of September 30, 2020.

As of December 31, 2022 and 2021, goodwill balances allocated by Operating Segment after impairment adjustments were as follows:

	2022	2021
Mexico	$384	361
United States	6,176	6,449
EMEAA
United Kingdom	250	280
France	201	213
Spain	57	158
Philippines	82	89
Rest of EMEAA 1	38	48
SCA&C
Colombia	202	244
Caribbean TCL	83	83
Rest of SCA&C 2	65	59

	$7,538	7,984

1	This caption refers to the operating segments in Israel, the Czech Republic and Egypt.
2	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.
As of December 31, 2022, 2021 and 2020, CEMEX’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1
Groups of CGUs	2022	2021	2020	2022	2021	2020
United States	9.1%	7.2%	7.3%	2.0%	2.0%	2.0%
Spain	9.4%	7.6%	7.7%	1.7%	1.5%	1.5%
United Kingdom	9.1%	7.3%	7.4%	1.5%	1.5%	1.6%
France	9.2%	7.3%	7.4%	1.4%	1.4%	1.7%
Mexico	10.3%	8.4%	8.3%	1.1%	1.0%	1.1%
Colombia	10.9%	8.5%	8.4%	3.3%	3.5%	2.5%
United Arab Emirates	—	—	8.3%	—	—	2.6%
Egypt	13.6%	10.7%	10.2%	3.0%	3.0%	5.6%
Range of rates in other countries	9.3% – 13.9%	7.4% – 11.7%	7.2% – 15.5%	1.5% – 6.0%	1.7% – 6.0%	(0.3%) – 6.5%

1	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).
As of December 31, 2022, the discount rates used by CEMEX in its cash flows projections to determine the value in use of its operating segments increased by a weighted average of 2.0% in respect to the discount rates determined at December 31, 2021, mainly considering the increase in the risk-free rate associated to CEMEX which changed from 1.82% in 2021 to 3.58% in 2022, the significant increase in the funding cost observed in the industry which changed from 4.1% in 2021 to 6.7% in 2022, as well as the average increase of approximately 1.7% in 2022 in the cost of equity. The other variables remained relatively flat. These financial assumptions will be revised upwards or downwards again in the future as new economic data is available. CEMEX maintained certain reductions to the long-term growth rates used as of December 31, 2022 as compared to the IMF projections, mainly Mexico in 1.0% and Egypt in 2.85%.
The discount rates used by CEMEX as of December 31, 2021 changed slightly as compared to 2020 in a range of
-0.1%
up to 0.5%. The discount rates increased considering the weighing of debt in the calculation that decreased from 34.6% in 2020 to 26.9% in 2021 and the market risk premium which increased from 5.7% in 2020 to 5.8% in 2021. These increasing effects were offset by the decrease in the risk-free rate associated to CEMEX which changed from 2.2% in 2020 to 1.8% in 2021 and the reduction in the public comparable companies’ stock volatility (beta) that changed from 1.19 in 2020 to 1.12 in 2021. As of December 31, 2021, the funding cost observed in the industry of 4.1% remained unchanged against 2020, while the specific risk rates of each country experienced mixed non-significant
changes in 2021 as compared to 2020 in the majority of the countries. In addition, as preventive measure to continue considering the
COVID-19
Pandemic negative effects, CEMEX reduced in certain countries its long-term growth rates used in their cash flows projections as of December 31, 2021 as compared to the IMF projections such as in Mexico in 1.0% and Egypt in 2.8%.
Moreover, the discount rates used by CEMEX as of December 31, 2020 generally decreased as compared to 2019 in a range of 0.1% up to 1.5%, mainly as a result of a decrease in the funding cost observed in the industry that changed from 5.4% in 2019 to 4.1% in 2020, the weighing of debt in the calculation of the discount rates that increased from 31.7% in 2019 to 34.6% in 2020 and the risk-free rate associated to CEMEX which changed from 2.9% in 2019 to 2.2% in 2020. These reductions were partially offset by a slight increase in the public comparable companies’ stock volatility (beta) that changed from 1.08 in 2019 to 1.19 in 2020. Moreover, in 2020, as preventive measure to consider the then high uncertainty, volatility and reduced visibility related to the negative effects of the
COVID-19
Pandemic, CEMEX reduced in certain countries its long-term growth rates used in the Company’s cash flows projections as of December 31, 2020 as compared to the IMF projections such as in the United States in 0.5%, Mexico in 1.3% and Colombia in 1.2%.
In connection with the discount rates and long-term growth rates included in the table above, CEMEX verified the reasonableness of its conclusions using sensitivity analyses to changes in assumptions, affecting the value in use of all groups of CGUs with an independent reasonably possible increase of 1% in the pre-tax
discount rate, an independent possible decrease of 1% in the long-term growth rate, as well as using multiples of Operating EBITDA, by means of which, CEMEX determined a weighted-average multiple of Operating EBITDA to enterprise value observed in recent mergers and acquisitions in the industry. The average multiple was then applied to a stabilized amount of Operating EBITDA and the result was compared to the corresponding carrying amount for each group of CGUs to which goodwill has been allocated. CEMEX considered an industry average Operating EBITDA multiple of 11.3 times in 2022 and 11.5 times in 2021 and 2020.

In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the average multiple of Operating EBITDA, in those operating segments that presented relative impairment risk as of December 31, 2022, are as follows:

		Additional effects to the impairment losses recognized from the sensitivity analyses to changes in assumptions as of December 31, 2022
Operating segment	Impairment losses recognized	Discount rate +1%	Long-term growth rate -1%	Multiples Operating EBITDA 11.3x
United States	$(273)	(1,243)	(986)	—
Spain	(92)	(59)	(47)	—
As of December 31, 2022, except for the operating segments presented in the table above, none of the other sensitivity analyses indicated a potential impairment risk in CEMEX’s operating segments. The factors considered by the Company’s management that could cause the hypothetical scenarios of the previous sensitivity analysis in Spain and the United States are, in relation to the discount rate, an independent increase of 372 bps in the Company’s funding cost observed as of December 31, 2022 of 6.7% or, an independent increase in the risk-free rate of 137 bps over the rates of 4.0% in Spain and 3.6% in the United States. Nonetheless, such assumptions did not seem reasonable as of December 31, 2022. CEMEX continually monitors the evolution of the group of CGUs to which goodwill has been allocated that have presented relative goodwill impairment risk in any of the reported periods and, if the relevant economic variables and the related value in use would be negatively affected, it may result in a goodwill impairment loss in the future.